UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

         QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-08621

Name of Fund:  BlackRock MuniHoldings New Jersey Insured Fund, Inc. (MUJ)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  Donald C. Burke, Chief Executive
       Officer, BlackRock MuniHoldings New Jersey Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2008

Date of reporting period: 08/01/2007 - 10/31/2007

Item 1 - Schedule of Investments


BlackRock MuniHoldings New Jersey Insured Fund, Inc.


Schedule of Investments as of October 31, 2007 (Unaudited)                                                         (in Thousands)

                             Face
                           Amount    Municipal Bonds                                                                     Value
New Jersey - 145.7%     $   1,875    Atlantic Highlands, New Jersey, Highland Regional Sewer Authority, Sewer
                                     Revenue Refunding Bonds, 5.50% due 1/01/2020 (b)                                $      1,992

                            1,540    Camden County, New Jersey, Improvement Authority, Lease Revenue Bonds,
                                     5.50% due 9/01/2010 (c)(h)                                                             1,625

                              430    Carteret, New Jersey, Board of Education, COP, 6% due 1/15/2010 (d)(h)                   457

                            2,500    Delaware River and Bay Authority Revenue Bonds, 5% due 1/01/2033 (d)                   2,558

                            4,630    Delaware River Joint Toll Bridge Commission of New Jersey and Pennsylvania,
                                     Bridge Revenue Refunding Bonds, 5% due 7/01/2028                                       4,723

                            5,000    Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds,
                                     5.50% due 1/01/2012 (c)                                                                5,199

                            6,000    Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds,
                                     5.625% due 1/01/2013 (c)                                                               6,258

                              500    Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds,
                                     5.75% due 1/01/2015 (c)                                                                  523

                            4,865    Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds,
                                     6% due 1/01/2018 (c)                                                                   5,100

                            5,525    Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds,
                                     6% due 1/01/2019 (c)                                                                   5,792

                            2,425    Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds
                                     (Port District Project), Series B, 5.625% due 1/01/2026 (c)                            2,510

                            7,895    East Orange, New Jersey, Board of Education, COP, 5.50% due 8/01/2012 (c)              8,358

                            4,000    Essex County, New Jersey, Improvement Authority, Lease Revenue Bonds
                                     (Correctional Facility Project), 6% due 10/01/2010 (b)(h)                              4,282

                            4,400    Essex County, New Jersey, Improvement Authority Revenue Bonds, Series A,
                                     5% due 10/01/2013 (b)(h)                                                               4,733

                            9,000    Garden State Preservation Trust of New Jersey, Capital Appreciation Revenue
                                     Bonds, Series B, 5.12% due 11/01/2023 (c)(k)                                           4,368

                           10,000    Garden State Preservation Trust of New Jersey, Capital Appreciation Revenue
                                     Bonds, Series B, 5.20% due 11/01/2025 (c)(k)                                           4,380

                            1,960    Garden State Preservation Trust of New Jersey, Open Space and Farmland
                                     Preservation Revenue Bonds, Series A, 5.80% due 11/01/2021 (c)                         2,218

                            2,730    Garden State Preservation Trust of New Jersey, Open Space and Farmland
                                     Preservation Revenue Bonds, Series A, 5.80% due 11/01/2023 (c)                         3,090

                            9,160    Garden State Preservation Trust of New Jersey, Open Space and Farmland
                                     Preservation Revenue Bonds, Series A, 5.75% due 11/01/2028 (c)                        10,802


Portfolio
Abbreviations

To simplify the listings of BlackRock MuniHoldings New Jersey Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.


AMT            Alternative Minimum Tax (subject to)
CABS           Capital Appreciation Bonds
COP            Certificates of Participation
EDA            Economic Development Authority
GO             General Obligation Bonds
S/F            Single-Family



BlackRock MuniHoldings New Jersey Insured Fund, Inc.


Schedule of Investments as of October 31, 2007 (Unaudited) (concluded)                                             (in Thousands)

                             Face
                           Amount    Municipal Bonds                                                                     Value
New Jersey              $   5,000    Garden State Preservation Trust of New Jersey, Open Space and Farmland
(concluded)                          Preservation, Revenue Refunding Bonds, Series C, 5.25% due 11/01/2020 (c)       $      5,554

                            7,705    Garden State Preservation Trust of New Jersey, Open Space and Farmland
                                     Preservation, Revenue Refunding Bonds, Series C, 5.25% due 11/01/2021 (c)              8,563

                            4,340    Hopatcong, New Jersey, GO, Sewer Refunding Bonds, 4.50% due 8/01/2033 (a)              4,362

                            2,230    Jersey City, New Jersey, GO, Series B, 5.25% due 9/01/2011 (c)(h)                      2,408

                            5,250    Lafayette Yard, New Jersey, Community Development Revenue Bonds
                                     (Hotel/Conference Center Project-Trenton), 6% due 4/01/2010 (d)(h)                     5,609

                            1,550    Middlesex County, New Jersey, COP, 5.25% due 6/15/2023 (d)                             1,594

                            1,375    Middlesex County, New Jersey, COP, Refunding, 5.50% due 8/01/2016 (d)                  1,466

                            5,270    Middlesex County, New Jersey, Improvement Authority, Lease Revenue Bonds
                                     (Educational Services Commission Projects), 6% due 7/15/2010 (h)                       5,665

                              500    Middlesex County, New Jersey, Improvement Authority Revenue Bonds
                                     (Senior Citizens Housing Project), AMT, 5.50% due 9/01/2030 (a)                          514

                              695    Monmouth County, New Jersey, Improvement Authority, Governmental Loan
                                     Revenue Refunding Bonds, 5.35% due 12/01/2010 (a)(h)                                     733

                              535    Monmouth County, New Jersey, Improvement Authority, Governmental Loan
                                     Revenue Refunding Bonds, 5.375% due 12/01/2010 (a)(h)                                    565

                              845    Monmouth County, New Jersey, Improvement Authority, Governmental Loan
                                     Revenue Refunding Bonds, 5.35% due 12/01/2017 (a)                                        889

                              935    Monmouth County, New Jersey, Improvement Authority, Governmental Loan
                                     Revenue Refunding Bonds, 5.375% due 12/01/2018 (a)                                       985

                            1,830    Morristown, New Jersey, Parking Authority Revenue Bonds, 5% due 8/01/2030 (d)          1,918

                            3,000    Morristown, New Jersey, Parking Authority Revenue Bonds, 5% due 8/01/2033 (d)          3,134

                            2,700    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.625% due 6/15/2019                      2,743

                            2,000    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                       2,095

                              585    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                         603

                            1,180    New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034                       1,240

                            5,000    New Jersey EDA, Lease Revenue Bonds (University of Medicine and
                                     Dentistry-International Center for Public Health Project),
                                     6% due 6/01/2032 (a)                                                                   5,257

                            7,500    New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25%
                                     due 7/01/2026 (d)                                                                      8,356

                           11,105    New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5.25%
                                     due 7/01/2033 (d)                                                                     11,664

                            2,000    New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5%
                                     due 7/01/2034 (d)                                                                      2,062

                            9,000    New Jersey EDA, School Facilities Construction Revenue Bonds, Series L,
                                     5% due 3/01/2030 (c)                                                                   9,318

                            8,420    New Jersey EDA, School Facilities Construction Revenue Bonds, Series O,
                                     5.25% due 3/01/2023                                                                    9,005

                            2,500    New Jersey EDA, School Facilities Construction Revenue Bonds, Series U,
                                     5% due 9/01/2037 (a)                                                                   2,608

                            1,000    New Jersey EDA, School Facilities Construction, Revenue Refunding Bonds,
                                     Series N-1, 5.50% due 9/01/2027 (b)                                                    1,146

                            2,500    New Jersey EDA, Solid Waste Disposal Facilities Revenue Bonds
                                     (Waste Management Inc.), AMT, Series A, 5.30% due 6/01/2015                            2,573

                            2,670    New Jersey EDA, State Lease Revenue Bonds (Liberty State Park Project),
                                     Series C, 5% due 3/01/2022 (c)                                                         2,807

                            3,000    New Jersey EDA, State Lease Revenue Bonds (State Office Buildings Projects),
                                     6% due 6/15/2010 (a)(h)                                                                3,192

                            4,620    New Jersey EDA, State Lease Revenue Bonds (State Office Buildings Projects),
                                     6.25% due 6/15/2010 (a)(h)                                                             4,944

                            3,000    New Jersey EDA, Water Facilities Revenue Bonds (New Jersey-American Water
                                     Company, Inc. Project), AMT, Series A, 5.25% due 11/01/2032 (a)                        3,068

                           10,775    New Jersey Health Care Facilities Financing Authority, Department of Human
                                     Services Revenue Bonds (Greystone Park Psychiatric Hospital Project),
                                     5% due 9/15/2023 (a)                                                                  11,281

                              250    New Jersey Health Care Facilities Financing Authority Revenue Bonds
                                     (RWJ Healthcare Corporation), Series B, 5% due 7/01/2025 (i)                             252

                            3,000    New Jersey Health Care Facilities Financing Authority Revenue Bonds
                                     (RWJ Healthcare Corporation), Series B, 5% due 7/01/2035 (i)                           2,973

                            2,820    New Jersey Health Care Facilities Financing Authority Revenue Bonds
                                     (Society of the Valley Hospital), 5.375% due 7/01/2025 (a)                             2,915

                            2,135    New Jersey Health Care Facilities Financing Authority Revenue Bonds
                                     (Somerset Medical Center), 5.50% due 7/01/2033                                         2,028

                            5,440    New Jersey Health Care Facilities Financing Authority Revenue Bonds
                                     (South Jersey Hospital), 6% due 7/01/2012 (h)                                          5,981

                            4,000    New Jersey Health Care Facilities Financing Authority, Revenue Refunding
                                     Bonds (AHS Hospital Corporation), Series A, 6% due 7/01/2013 (a)(g)                    4,490

                            1,525    New Jersey Health Care Facilities Financing Authority, Revenue Refunding
                                     Bonds (Atlantic City Medical Center), 5.75% due 7/01/2012 (h)                          1,666

                              530    New Jersey Health Care Facilities Financing Authority, Revenue Refunding
                                     Bonds (Atlantic City Medical Center), 6.25% due 7/01/2012 (h)                            590

                              925    New Jersey Health Care Facilities Financing Authority, Revenue Refunding
                                     Bonds (Atlantic City Medical Center), 6.25% due 7/01/2017                              1,007

                            1,975    New Jersey Health Care Facilities Financing Authority, Revenue Refunding
                                     Bonds (Atlantic City Medical Center), 5.75% due 7/01/2025                              2,063

                            1,000    New Jersey Health Care Facilities Financing Authority, Revenue Refunding
                                     Bonds (Meridian Health System Obligation Group), 5.375% due 7/01/2024 (c)              1,033

                            5,890    New Jersey Sports and Exposition Authority, Luxury Tax Revenue Refunding
                                     Bonds (Convention Center), 5.50% due 3/01/2021 (d)                                     6,640

                            3,000    New Jersey Sports and Exposition Authority, Luxury Tax Revenue Refunding
                                     Bonds (Convention Center), 5.50% due 3/01/2022 (d)                                     3,392

                            2,400    New Jersey Sports and Exposition Authority, State Contract Revenue Bonds,
                                     Series A, 6% due 3/01/2013 (d)                                                         2,529

                            7,500    New Jersey State Educational Facilities Authority, Higher Education,
                                     Capital Improvement Revenue Bonds, Series A, 5.125% due 9/01/2012 (a)(h)               8,027

                            9,420    New Jersey State Educational Facilities Authority Revenue Bonds
                                     (Capital Improvement Fund), Series A, 5.75% due 9/01/2010 (c)(h)                      10,003

                            2,000    New Jersey State Educational Facilities Authority Revenue Bonds
                                     (Kean University), Series D, 5% due 7/01/2032 (b)                                      2,090

                              300    New Jersey State Educational Facilities Authority Revenue Bonds
                                     (Kean University), Series D, 5% due 7/01/2039 (b)                                        312

                            1,200    New Jersey State Educational Facilities Authority Revenue Bonds
                                     (Montclair State University), Series A, 5% due 7/01/2021 (a)                           1,273

                            2,880    New Jersey State Educational Facilities Authority Revenue Bonds
                                     (Montclair State University), Series A, 5% due 7/01/2022 (a)                           3,044

                            1,220    New Jersey State Educational Facilities Authority Revenue Bonds
                                     (Richard Stockton College), Series F, 5% due 7/01/2031 (d)                             1,271

                            3,260    New Jersey State Educational Facilities Authority Revenue Bonds
                                     (Rowan University), Series C, 5% due 7/01/2014 (d)(h)                                  3,522

                            3,615    New Jersey State Educational Facilities Authority Revenue Bonds
                                     (Rowan University), Series C, 5.125% due 7/01/2014 (d)(h)                              3,932

                              450    New Jersey State Educational Facilities Authority Revenue Bonds
                                     (Rowan University), Series G, 4.50% due 7/01/2031 (d)                                    449

                            3,900    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                     (Montclair State University), Series J, 4.25% due 7/01/2030 (d)                        3,738

                            7,510    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                     (Montclair State University), Series L, 5% due 7/01/2014 (d)(h)                        8,114

                            1,250    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                     (Ramapo College), Series I, 4.25% due 7/01/2031 (a)                                    1,203

                              900    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                     (Ramapo College), Series I, 4.25% due 7/01/2036 (a)                                      858

                            1,800    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                     (Rowan University), Series B, 4.25% due 7/01/2034 (b)                                  1,707

                              465    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                     (Rowan University), Series C, 5% due 7/01/2011 (b)(h)                                    493

                              790    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                     (Rowan University), Series C, 5.25% due 7/01/2011 (b)(h)                                 844

                            2,135    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                     (Rowan University), Series C, 5.25% due 7/01/2017 (b)                                  2,273

                            2,535    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                     (Rowan University), Series C, 5.25% due 7/01/2018 (b)                                  2,684

                            2,370    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                     (Rowan University), Series C, 5.25% due 7/01/2019 (b)                                  2,509

                              945    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                     (Rowan University), Series C, 5% due 7/01/2031 (b)                                       969

                            2,800    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                     (Stevens Institute of Technology), Series A, 5% due 7/01/2027                          2,805

                              900    New Jersey State Educational Facilities Authority, Revenue Refunding Bonds
                                     (Stevens Institute of Technology), Series A, 5% due 7/01/2034                            883

                           11,225    New Jersey State Housing and Mortgage Finance Agency, Capital Fund Program
                                     Revenue Bonds, Series A, 4.70% due 11/01/2025 (c)                                     11,295

                            4,800    New Jersey State Housing and Mortgage Finance Agency, Capital Fund Program
                                     Revenue Bonds, Series A, 5% due 5/01/2027 (c)                                          5,015

                              745    New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue
                                     Bonds, AMT, Series U, 5.60% due 10/01/2012 (d)                                           757

                            2,140    New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue
                                     Bonds, AMT, Series U, 5.65% due 10/01/2013 (d)                                         2,174

                            2,395    New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue
                                     Bonds, AMT, Series U, 5.75% due 4/01/2018 (d)                                          2,433

                              640    New Jersey State Housing and Mortgage Finance Agency, Home Buyer Revenue
                                     Bonds, AMT, Series U, 5.85% due 4/01/2029 (d)                                            650

                              800    New Jersey State Housing and Mortgage Finance Agency, S/F Housing Revenue
                                     Refunding Bonds, AMT, Series T, 4.70% due 10/01/2037                                     752

                            2,500    New Jersey State Transit Corporation, COP (Federal Transit Administration
                                     Grants), Series A, 6.125% due 9/15/2009 (a)(h)                                         2,619

                            7,500    New Jersey State Transportation Trust Fund Authority, Transportation System
                                     Revenue Bonds, Series A, 6% due 6/15/2010 (h)                                          7,979

                            4,050    New Jersey State Transportation Trust Fund Authority, Transportation System
                                     Revenue Bonds, Series C, 4.70% due 12/15/2032 (c)(k)                                   1,224

                            1,400    New Jersey State Transportation Trust Fund Authority, Transportation System
                                     Revenue Bonds, Series C, 5.05% due 12/15/2035 (a)(k)                                     363

                            5,500    New Jersey State Transportation Trust Fund Authority, Transportation System
                                     Revenue Bonds, Series C, 5.05% due 12/15/2036 (a)(k)                                   1,358

                            7,800    New Jersey State Transportation Trust Fund Authority, Transportation System
                                     Revenue Bonds, Series D, 5% due 6/15/2019 (c)                                          8,266

                           10,750    New Jersey State Transportation Trust Fund Authority, Transportation System
                                     Revenue Refunding Bonds, Series A, 5.25% due 12/15/2020 (c)                           11,925

                            9,165    New Jersey State Transportation Trust Fund Authority, Transportation System
                                     Revenue Refunding Bonds, Series B, 5.50% due 12/15/2021 (d)                           10,414

                            7,615    New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series B, 5.15%
                                     due 1/01/2035 (a)(k)                                                                   5,485

                            4,610    New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds,
                                     Series C, 6.50% due 1/01/2016 (d)(g)                                                   5,309

                              910    New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds,
                                     Series C, 6.50% due 1/01/2016 (d)                                                      1,045

                              870    Newark, New Jersey, Housing Authority, Port Authority-Port Newark Marine
                                     Terminal, Additional Rent-Backed Revenue Refunding Bonds (City of Newark
                                     Redevelopment Projects), 4.375% due 1/01/2037 (d)                                        843

                            1,000    North Bergen Township, New Jersey, Board of Education, COP,
                                     6% due 12/15/2010 (c)(h)                                                               1,084

                            3,260    North Bergen Township, New Jersey, Board of Education, COP,
                                     6.25% due 12/15/2010 (c)(h)                                                            3,559

                            4,335    North Hudson Sewage Authority, New Jersey, Sewer Revenue Refunding Bonds,
                                     5.125% due 8/01/2020 (d)                                                               4,768

                            1,035    Orange Township, New Jersey, Municipal Utility and Lease, GO, Refunding,
                                     Series C, 5.10% due 12/01/2017 (d)                                                     1,062

                            1,980    Paterson, New Jersey, Public School District, COP, 6.125% due 11/01/2015 (d)           2,096

                            2,000    Paterson, New Jersey, Public School District, COP, 6.25% due 11/01/2019 (d)            2,119

                            4,605    Perth Amboy, New Jersey, GO (Convertible CABS), Refunding,
                                     4.50% due 7/01/2032 (c)(k)                                                             3,770

                            1,395    Perth Amboy, New Jersey, GO (Convertible CABS), Refunding,
                                     4.50% due 7/01/2033 (c)(k)                                                             1,141

                            1,470    Perth Amboy, New Jersey, GO (Convertible CABS), Refunding,
                                     4.55% due 7/01/2037 (c)(k)                                                             1,198

                           13,500    Port Authority of New York and New Jersey, Special Obligation Revenue Bonds
                                     (JFK International Air Terminal LLC), AMT, Series 6, 6.25% due 12/01/2011 (d)         14,756

                            1,500    Port Authority of New York and New Jersey, Special Obligation Revenue Bonds
                                     (JFK International Air Terminal LLC), AMT, Series 6, 6.25% due 12/01/2015 (d)          1,718

                            3,000    Port Authority of New York and New Jersey, Special Obligation Revenue Bonds
                                     (JFK International Air Terminal LLC), AMT, Series 6, 5.75% due 12/01/2025 (d)          3,004

                            6,600    Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds
                                     (Capital Appreciation), Series A, 4.79% due 9/01/2028 (d)(k)                           2,472

                              520    Rutgers State University, New Jersey, Revenue Bonds, Series E,
                                     5% due 5/01/2034 (b)                                                                     537

                              500    Salem County, New Jersey, Improvement Authority Revenue Bonds
                                     (Finlaw State Office Building Project), 5.375% due 8/15/2028 (c)                         542

                            3,750    South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds,
                                     4.50% due 1/01/2015                                                                    3,854

                            1,920    South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds,
                                     4.50% due 1/01/2016                                                                    1,962

                            1,500    South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds,
                                     5% due 1/01/2026                                                                       1,536

                            2,000    South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds,
                                     5.10% due 1/01/2033                                                                    2,044

                            4,755    Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue
                                     Bonds, 7% due 6/01/2013 (h)                                                            5,558

                            2,000    University of Medicine and Dentistry of New Jersey, COP, 5% due 6/15/2029 (d)          2,068

                            4,740    University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A,
                                     5.50% due 12/01/2027 (a)                                                               5,059

                            8,580    West Deptford Township, New Jersey, GO, 5.625% due 9/01/2010 (b)(h)                    9,082


Puerto Rico - 14.2%         4,500    Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                     Revenue Refunding Bonds, Series J, 5% due 7/01/2029 (d)                                4,670

                            3,480    Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                     Revenue Refunding Bonds, Series K, 5% due 7/01/2015 (h)                                3,796

                           16,650    Puerto Rico Commonwealth Highway and Transportation Authority, Transportation
                                     Revenue Refunding Bonds, Series N, 5.25% due 7/01/2039 (b)                            18,534

                            4,000    Puerto Rico Commonwealth Infrastructure Financing Authority, Special Tax and
                                     Capital Appreciation Revenue Bonds, Series A, 4.34% due 7/01/2037 (a)(k)                 950

                            6,830    Puerto Rico Electric Power Authority, Power Revenue Bonds, Series HH,
                                     5.25% due 7/01/2010 (c)(h)                                                             7,219

                            5,100    Puerto Rico Electric Power Authority, Power Revenue Bonds, Series RR,
                                     5% due 7/01/2028 (f)                                                                   5,307

                            1,780    Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
                                     Control Facilities Revenue Bonds (Hospital Auxilio Mutuo Obligation Group),
                                     Series A, 6.25% due 7/01/2024 (d)                                                      1,792

                            1,750    Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
                                     Control Facilities Revenue Bonds (Hospital de la Concepcion), Series A,
                                     6.50% due 11/15/2020                                                                   1,887

                            1,000    Puerto Rico Industrial, Tourist, Educational, Medical and Environmental
                                     Control Facilities Revenue Bonds (University Plaza Project), Series A,
                                     5% due 7/01/2033 (d)                                                                   1,024

                                     Total Municipal Bonds (Cost - $488,849) - 159.9%                                     507,525


                                     Municipal Bonds Held in Trust (e)
New Jersey - 2.9%           8,650    Trenton, New Jersey, Parking Authority, Parking Revenue Bonds, 6.10%
                                     due 4/01/2010 (b)(h)                                                                   9,181

                                     Total Municipal Bonds Held in Trust (Cost - $9,780) - 2.9%                             9,181




                           Shares
                             Held    Short-Term Securities
                            1,796    CMA New Jersey Municipal Money Fund, 2.88% (j)(l)                                      1,796

                                     Total Short-Term Securities (Cost - $1,796) - 0.6%                                     1,796

                                     Total Investments (Cost - $500,425*) - 163.4%                                        518,502
                                     Other Assets Less Liabilities - 2.0%                                                   6,314
                                     Liability for Trust Certificates, Including Interest Expense Payable - (1.4%)        (4,339)
                                     Preferred Stock, at Redemption Value - (64.0%)                                     (203,099)
                                                                                                                     ------------
                                     Net Assets Applicable to Common Stock - 100.0%                                  $    317,378
                                                                                                                     ============


  * The cost and unrealized appreciation (depreciation) of investments as of October 31, 2007, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                $        495,860
                                                  ================
    Gross unrealized appreciation                 $         19,047
    Gross unrealized depreciation                            (730)
                                                  ----------------
    Net unrealized appreciation                   $         18,317
                                                  ================

(a) AMBAC Insured.

(b) FGIC Insured.

(c) FSA Insured.

(d) MBIA Insured.

(e) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates.
    These securities serve as collateral in a financing transaction.

(f) CIFG Insured.

(g) Escrowed to maturity.

(h) Prerefunded.

(i) Radian Insured.

(j) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                     Net          Dividend
    Affiliate                                      Activity        Income

    CMA New Jersey Municipal Money Fund            (6,582)         $  23


(k) Represents a zero coupon, or step bond; the interest rate shown reflects the effective yield at the time of purchase.

(l) Represents the current yield as of October 31, 2007.


Item 2 -  Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities and Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -  Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


BlackRock MuniHoldings New Jersey Insured Fund, Inc.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer of
       BlackRock MuniHoldings New Jersey Insured Fund, Inc.


Date: December 19, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Donald C. Burke
       -------------------
       Donald C. Burke,
       Chief Executive Officer (principal executive officer) of
       BlackRock MuniHoldings New Jersey Insured Fund, Inc.


Date: December 19, 2007


By:    /s/ Neal J. Andrews
       -------------------
       Neal J. Andrews,
       Chief Financial Officer (principal financial officer) of
       BlackRock MuniHoldings New Jersey Insured Fund, Inc.


Date: December 19, 2007